Operating leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease, Right-of-Use Asset	$ 184,509	$ 27,825
Charter In Vessels [Member]
Operating lease expense	24,018	10,656	$ 11,944
Office Rental [Member]
Operating Lease, Right-of-Use Asset	$ 2,891	277
Operating Lease, Weighted Average Discount Rate, Percent	6.70%
Operating Lease, Weighted Average Remaining Lease Term	3 years 4 months 9 days
Operating lease expense	$ 1,387	574	$ 503
Charter In Vessels [Member]
Operating Lease, Right-of-Use Asset	$ 181,618	$ 27,548
Operating Lease, Weighted Average Discount Rate, Percent	5.30%
Operating Lease, Weighted Average Remaining Lease Term	6 years 1 month 20 days